Expense Example - BlackRock Basic Value V.I. Fund	May 01, 2021 USD ($)
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	1,046
Class II Shares
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	1,225
Class III Shares
Expense Example:
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	$ 1,343